UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------

Check here if Amendment []: Amendment Number:
                                               ---------

           This Amendment (Check only one):   [ ] is a restatement
                                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      White River Investment Partners, LLC
Address:   2288 Union Street
           San Francisco, CA 94123


Form 13F File Number: 028-12790
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Allen Benello
Title:  Managing Partner
Phone:  (415) 440-1659

Signature, Place and Date of Signing:

/s/ Allen Benello                   San Francisco, CA          August 15, 2011
---------------------------------  ----------------------     -----------------
    [Signature]                        [City, State]                [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                         --------------
Form 13F Information Table Entry Total:          9
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Form 13F Information Table Value Total:       $61,872
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                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None

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


                                                WHITE RIVER INVESTMENT PARTNERS, LLC
                                                      FORM 13F INFORMATION TABLE
                                                      Quarter Ended June 30, 2011

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                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP     COM            165167107    9,352  315,000 SH       SOLE                315,000
CLEARWATER PAPER CORP      COM            18538R103    2,109   30,893 SH       SOLE                 30,893
CROWN HOLDINGS INC         COM            228368106   15,501  399,293 SH       SOLE                399,293
EQUINIX INC                COM NEW        29444U502   14,395  142,500 SH       SOLE                142,500
LENDER PROCESSING SVCS INC COM            52602E102    3,852  184,225 SH       SOLE                184,225
PANHANDLE OIL AND GAS INC  CL A           698477106    2,007   68,064 SH       SOLE                 68,064
TEMPUR PEDIC INTL INC      COM            88023U101   10,173  150,000 SH       SOLE                150,000
TJX COS INC NEW            COM            872540109    4,202   80,000 SH       SOLE                 80,000
WELLS FARGO & CO NEW       COM            949746101      281   10,000 SH  CALL SOLE                 10,000